Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Tax Status [Line Items]
Federal Income Tax Status

6.	Federal Income Tax Status
In a letter dated July 9, 2014, the Internal Revenue Service (“IRS”)
advised the Company of its favorable determination with respect to the
qualified status of the Plan, as amended and restated through December 31, 2013, under the Code. The Plan is intended to qualify as a profit sharing plan under section 401(a) of the Code that contains a stock bonus feature constituting an employee stock ownership plan under section 4975(e) of the Code. The Plan has been amended since receiving the determination letter, however, the Company and Plan management believe that the Plan has been designed and has been and is being operated in compliance with the applicable requirements of the Code. Therefore, no provision for income tax has been accrued.
Accounting standards require recording uncertain income tax positions that exist in the Plan’s financial statements. Plan management determined that, as of December 31, 2025, and 2024, there were no uncertain tax positions and no adjustment or disclosure was required in the Plan’s financial statements. The Plan did not recognize any interest and penalty expense for the year ended December 31, 2025. The Plan is subject to routine audits by the IRS; however, there are currently no audits for any tax periods in progress.